Parent Company Only	12 Months Ended
Dec. 31, 2018
Parent Company Only [Abstract]
Parent Company Only
(18)	Parent Company Only

The following statements pertain to TrustCo Bank Corp NY (Parent Company):

 Statements of Comprehensive Income

(dollars in thousands)	Years ended December 31,
	2018	2017	2016
Income:
Dividends and interest from subsidiaries	$24,920	24,510	24,498
Net gain on securities transactions	-	-	-
Miscellaneous income	-	-	-
Total income	24,920	24,510	24,498

Expense:
Operating supplies	122	26	21
Professional services	438	122	461
Miscellaneous expense	1,755	2,573	1,258
Total expense	2,315	2,721	1,740
Income before income taxes and subsidiaries’ undistributed earnings	22,605	21,789	22,758
Income tax benefit	(523)	(1,171)	(578)
Income before subsidiaries’ undistributed earnings	23,128	22,960	23,336
Equity in undistributed earnings of subsidiaries	38,317	20,185	19,265
Net income	$61,445	43,145	42,601
Change in other comprehensive (loss) income	(7,157)	4,445	(1,470)
Comprehensive income	$54,288	47,590	41,131

Statements of Condition

(dollars in thousands)	December 31,
	2018	2017
Assets:
Cash in subsidiary bank	$22,665	21,773
Investments in subsidiaries	474,838	443,692
Securities available for sale	35	35
Other assets	683	771

Total assets	498,221	466,271
Liabilities and shareholders’ equity:
Accrued expenses and other liabilities	8,350	7,964
Total liabilities	8,350	7,964
Shareholders’ equity	489,871	458,307

Total liabilities and shareholders’ equity	$498,221	466,271

Statements of Cash Flows

(dollars in thousands)	Years ended December 31,
	2018	2017	2016
Increase/(decrease) in cash and cash equivalents:
Cash flows from operating activities:
Net income	$61,445	43,145	42,601
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(38,317)	(20,185)	(19,265)
Stock based compensation expense	173	150	224
Net change in other assets and accrued expenses	214	853	(196)
Total adjustments	(37,930)	(19,182)	(19,237)

Net cash provided by operating activities	23,515	23,963	23,364

Cash flows from financing activities:
Proceeds from exercise of stock options	1,259	5,236	1,368
Dividends paid	(25,555)	(25,184)	(25,055)
Payments to acquire treasury stock	(718)	(4,608)	(701)
Proceeds from sales of treasury stock	2,391	2,480	2,447
Net cash used in financing activities	(22,623)	(22,076)	(21,941)

Net increase in cash and cash equivalents	892	1,887	1,423

Cash and cash equivalents at beginning of year	21,773	19,886	18,463

Cash and cash equivalents at end of year	$22,665	21,773	19,886